Reporting Segment and Geographic Information - Schedule of Property And Equipment, Net and Operating Lease Right-Of-Use Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property And Equipment, Net and Operating Lease Right-Of-Use Assets [Line Items]
Total property and equipment, net and right-of-use assets	$ 21,543	$ 21,161
Domestic (Israel) [Member]
Schedule of Property And Equipment, Net and Operating Lease Right-Of-Use Assets [Line Items]
Total property and equipment, net and right-of-use assets	16,357	17,646
United States [Member]
Schedule of Property And Equipment, Net and Operating Lease Right-Of-Use Assets [Line Items]
Total property and equipment, net and right-of-use assets	4,756	3,029
Japan [Member]
Schedule of Property And Equipment, Net and Operating Lease Right-Of-Use Assets [Line Items]
Total property and equipment, net and right-of-use assets	$ 430	$ 486